Significant Accounting Policies - Summary of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	51.80%	50.80%	48.10%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	25.90%	27.30%	31.20%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	19.10%	18.90%	17.20%
Account Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	55.60%	54.10%
Account Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	23.70%	25.90%
Account Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	17.50%	18.00%